Property and equipment (Tables) - CubeBio Co., Ltd. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Schedule of property plant and equipment

		June 30, 2026
		Cost	Accumulated depreciation	Accumulated impairment losses	Carrying Amount
		(In thousands of Korean won)
Machinery	₩	736,246	(468,587)	-	267,659
Vehicles		64,547	(31,559)	-	32,988
Office equipment		65,768	(62,814)	-	2,954
Furniture and fixtures		287,040	(287,030)	-	10
Total	₩	1,153,601	(849,990)	-	303,611

		December 31, 2025
		Cost	Accumulated depreciation	Accumulated impairment losses	Carrying Amount
		(In thousands of Korean won)
Machinery	₩	745,246	(444,954)	-	300,292
Vehicles		64,547	(25,104)	-	39,443
Office equipment		65,768	(61,458)	-	4,310
Furniture and fixtures		287,040	(287,030)	-	10
Total	₩	1,162,601	(818,546)	-	344,055

		December 31, 2025
		Cost	Accumulated depreciation	Accumulated impairment losses	Carrying Amount
		(In thousands of Korean won)
Machinery	₩	745,246	(444,954)	-	300,292
Vehicles		64,547	(25,104)	-	39,443
Office equipment		65,768	(61,458)	-	4,310
Furniture and fixtures		287,040	(287,030)	-	10
Total	₩	1,162,601	(818,546)	-	344,055

		December 31, 2024
		Cost	Accumulated depreciation	Accumulated impairment losses	Carrying Amount
		(In thousands of Korean won)
Machinery	₩	1,848,286	(887,341)	(601,792)	359,153
Vehicles		64,547	(12,195)	-	52,352
Office equipment		65,768	(56,447)	-	9,321
Furniture and fixtures		287,040	(287,030)	-	10
Total	₩	2,265,641	(1,243,013)	(601,792)	420,836

Schedule of changes in property and equipment

		Six-month period ended June 30, 2026
		Machinery	Vehicles	Office equipment	Furniture and fixture	Total
		(In thousands of Korean won)
Beginning balance	₩	300,292	39,443	4,310	10	344,055
Depreciation		(32,258)	(6,455)	(1,356)	-	(40,069)
Disposals/Removals		(375)	-	-	-	(375)
Ending balance	₩	267,659	32,988	2,954	10	303,611

		Six-month period ended June 30, 2025
		Machinery	Vehicles	Office equipment	Furniture and fixture	Total
		(In thousands of Korean won)
Beginning balance	₩	359,153	52,352	9,321	10	420,836
Acquisitions		7,960	-	-	-	7,960
Depreciation		(41,726)	(6,455)	(2,725)	-	(50,906)
Ending balance	₩	325,387	45,897	6,596	10	377,890

		2025
		Machinery	Vehicles	Office equipment	Furniture and fixture	Total
		(In thousands of Korean won)
Beginning balance	₩	359,153	52,352	9,321	10	420,836
Acquisitions		7,960	-	-	-	7,960
Depreciation		(66,821)	(12,909)	(5,011)	-	(84,741)
Impairment loss					-	-
Disposals /Removals					-	-
Ending balance	₩	300,292	39,443	4,310	10	344,055

		2024
		Machinery	Vehicles	Office equipment	Furniture and fixture	Total
		(In thousands of Korean won)
Beginning balance	₩	1,115,413	23,435	13,060	10	1,151,918
Acquisitions		36,870	35,851	1,494	-	74,215
Depreciation		(185,266)	(6,934)	(5,232)	-	(197,432)
Impairment loss		(601,791)	-	-	-	(601,791)
Disposals /Removals		(6,073)	-	(1)	-	(6,074)
Ending balance	₩	359,153	52,352	9,321	10	420,836

Schedule of classification of depreciation expenses

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In thousands of Korean won)
Selling, general and administrative expenses	₩	7,611	7,811
Research and development costs		32,458	43,095
Total	₩	40,069	50,906

	2025	2024
	(In thousands of Korean won)
Selling, general and administrative expenses	84,741	197,432